TRADE PAYABLES AND ACCRUED LIABILITIES (Tables)	9 Months Ended
Sep. 30, 2021
SUMMARY OF TRADE PAYABLES AND ACCRUED LIABILITIES

(All amounts in table are expressed in thousands of Canadian dollars)	September 30, 2021	December 31, 2020
Trade payables	555	290
Amounts due to related parties (Note 9)	64	28
Accrued liabilities	3	44
	622	362